Summary of Significant Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Translation rates, description	The consolidated balance sheet balances, with the exception of equity at December 31, 2020, 2019 and 2018 were translated at RMB6.5378, RMB6.9630 and RMB6.8764 to $1.00, respectively. The equity accounts were stated at their historical rate. The average translation rates applied to consolidated statements of income and cash flows for the year ended December 31, 2020, 2019 and 2018 were RMB6.9003, RMB6.9074 and RMB6.6146 to $1.00, respectively.
Research and development expenses	$ 63,450	$ 127,117	$ 1,028,249
Securities, percentage	10.00%